DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

Notes Payable – Insurance Premium Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2023		December 31, 2022
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$—	—	$—	—%
Third Party - Insurance Note 2	39,968	8.00%	17,753	6.24%
Third Party - Insurance Note 3	2,008	—	16,094	—
Third Party - Insurance Note 4	—	—	40,728	—
Total	$41,976		$74,575

The Company entered into an agreement on December 23, 2022 with its insurance provider by issuing a $26,484 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 8.73% payable in 10 monthly installments of principal and interest totaling $2,755 through October 23, 2023. The balance of Insurance Note 1 as of December 31, 2023 and December 31, 2022 was zero and zero , respectively.

The Company entered into an agreement on April 15, 2022 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $63,766, secured by that policy with an annual interest rate of 6.24% and payable in 11 monthly installments of principal and interest totaling $5,979. The Company entered into an agreement on April 15, 2023 with its insurance provider by issuing a note payable (Insurance Note 2) for the purchase of an insurance policy in the amount of $142,734, secured by that policy with an annual interest rate of 8.00% and payable in 11 monthly installments of principal and interest totaling $13,501. At December 31, 2023 and December 31, 2022, the balance of Insurance Note 2 was $39,968 and $17,753, respectively.

The Company entered into an agreement on September 15, 2022 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy in the amount of $24,140. The policy was renewed on February 3, 2023 and is payable in 12 monthly installments of $2,012. At December 31, 2023 and December 31, 2022, the balance of Insurance Note 3 was $2,008 and $16,094, respectively.

The Company entered into an agreement on February 3, 2022 with its insurance provider by issuing a note payable for the purchase of an insurance policy in the amount of $242,591 with a down payment paid in the amount of $41,854 in the first quarter of 2022 and ten monthly installments of $20,073. The Company received a refund on September 30, 2022 as a result of the annual audit of the policy resulting in the refund being applied to the outstanding amount of $53,175. The policy renewed on February 3, 2023 and, in connection therewith, the Company issued a new note payable (Insurance Note 4) to the insurer in the amount of $293,520; with a down payment paid in the amount of $125,690 and payable in ten monthly installments of $23,976. At December 31, 2023 and December 31, 2022, the balance of Insurance Note 4 was zero and $40,728, respectively.

Equipment Financing

The Company entered into an agreement on May 22, 2020 with an equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At December 31, 2023 and December 31, 2022, the aggregate balance of these notes was zero and $22,851 respectively.